ACCOUNTS RECEIVABLE AND COSTS AND ACCRUED EARNINGS IN EXCESS OF BILLINGS ON CONTRACTS	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
ACCOUNTS RECEIVABLE AND COSTS AND ACCRUED EARNINGS IN EXCESS OF BILLINGS ON CONTRACTS

NOTE 4. ACCOUNTS RECEIVABLE AND COSTS AND ACCRUED EARNINGS IN EXCESS OF BILLINGS ON CONTRACTS

The following table summarizes the components of our accounts receivable and Unbilled Accounts Receivable with the U.S. federal government and with other customers as of December 28, 2012 and December 30, 2011:

	December 28,	December 30,
(In millions)	2012	2011
Accounts receivable:
U.S. federal government	$376.2	$391.2
Others	1,178.6	723.5
Total accounts receivable	$1,554.8	$1,114.7
Unbilled Accounts Receivable:
U.S. federal government	$892.7	$758.8
Others	756.5	558.2
Total	1,649.2	1,317.0
Less: Amounts included in Other long-term assets	(264.9)	(185.0)
Unbilled Accounts Receivable	$1,384.3	$1,132.0

As of December 28, 2012 and December 30, 2011, $264.9 million and $185.0 million, respectively, of Unbilled Accounts Receivable are not expected to become billable within twelve months of the balance sheet date and, as a result, are included as a component of “Other long-term assets.”

As of December 28, 2012 and December 30, 2011, we had financing receivables with contractual terms in excess of one year of $121.4 million and $78.1 million, respectively.